6. Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
NOTE 6 - Property and Equipment

Property and equipment were as follows:

	March 31,	December 31,
	2014	2013
	(Unaudited)
Computing equipment and office machines	$231,830	$145,245
Furniture and fixtures	100,479	78,833
	332,309	224,078
Less accumulated depreciation	(250,746)	(212,816)
Property and equipment, net	$81,563	$11,262

For the three months ended March 31, 2014 and 2013, depreciation expense was $4,511 and $8,687, respectively.

Property and equipment were as follows:

	December 31,	December 31,
	2013	2012
Computers, peripherals and office machines	$145,245	$147,030
Furniture and fixtures	78,833	73,905
	224,078	220,935
Less accumulated depreciation	(212,816)	(171,897)
Property and equipment, net	$11,262	$49,038

For the years ended December 31, 2013 and 2012, depreciation expense was $40,919 and $26,771, respectively, reflecting accelerated depreciation in 2013 for assets deemed to have shorter useful lives given the Company’s financial situation.